Offerings	Jul. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock underlying Buyer Warrants
Amount Registered | shares	225,222
Proposed Maximum Offering Price per Unit	3.303
Maximum Aggregate Offering Price	$ 743,908.27
Fee Rate	0.01381%
Amount of Registration Fee	$ 102.73
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Common Stock of Banzai International, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of Registrant's Common Stock. Calculated in accordance with Rule 457(g) under the Securities Act, based on the exercise price of the Buyer Warrants, which equals $3.303 per share.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, par value $0.0001 per share ("Common Stock") underlying the Notes
Amount Registered | shares	2,309,107
Proposed Maximum Offering Price per Unit	3.303
Maximum Aggregate Offering Price	$ 7,626,980.42
Amount of Registration Fee	$ 1,053.29
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Common Stock of Banzai International, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of Registrant's Common Stock. Calculated in accordance with Rule 457(g) under the Securities Act, based on the conversion price of the Notes, which equals $3.303 per share.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock underlying Buyer Warrants
Amount Registered | shares	1,422,639
Proposed Maximum Offering Price per Unit	3.303
Maximum Aggregate Offering Price	$ 4,698,976.62
Amount of Registration Fee	$ 648.93
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Common Stock of Banzai International, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of Registrant's Common Stock. Calculated in accordance with Rule 457(g) under the Securities Act, based on the exercise price of the Buyer Warrants, which equals $3.303 per share.